Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Summary of quarterly financial data

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands)	Interest income	Net interest income	Net income	Basic earnings per share	Diluted earnings per share
2012
First quarter	$5,132	$4,313	$1,055	$0.39	$0.39
Second quarter	5,151	4,397	1,141	0.41	0.41
Third quarter	5,148	4,426	1,231	0.45	0.45
Fourth quarter	5,153	4,470	1,120	0.41	0.41
2011
First quarter	$4,946	$3,934	$896	$0.33	$0.33
Second quarter	5,003	4,096	973	0.35	0.35
Third quarter	4,958	4,098	998	0.37	0.37
Fourth quarter	5,111	4,212	820	0.30	0.30